                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6537

            Van Kampen Trust For Investment Grade New York Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)


PAR
AMOUNT
(000)    DESCRIPTION                                           COUPON          MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS  189.0%
         NEW YORK  176.6%
$  1,000 Amherst, NY Indl Dev Agy Civic
            Fac Rev UBF Fac Student Hsg
            Ser A (AMBAC Insd) ......................          5.750%          08/01/25          $   1,069,420
   1,000 Amherst, NY Indl Dev Agy Civic
            Fac Rev UBF Fac Student Hsg
            Ser B (AMBAC Insd) ......................          5.750           08/01/30              1,069,420
   1,200 East Rochester, NY Hsg Auth
            Rev Sr Living Woodland Vlg
            Proj Rfdg ...............................          5.500           08/01/33              1,214,820
   1,250 Erie Cnty, NY Indl Dev Agy Sch
            Fac Rev City of Buffalo Proj
            (FSA Insd) ..............................          5.750           05/01/23              1,344,250
   1,000 Erie Cnty, NY Pub Impt Ser C
            (AMBAC Insd) (Prerefunded @
            07/01/10) ...............................          5.500           07/01/29              1,058,140
   1,000 Essex Cnty, NY Indl Dev Agy Rev
            Intl Paper Rfdg Ser A (AMT) .............          5.200           12/01/23                998,070
   7,000 Haverstraw Stony Point  NY Cent
            Sch Dist (FSA Insd) (a) .................          4.500           10/15/33              7,210,245
   9,140 Haverstraw Stony Point  NY Cent
            Sch Dist (FSA Insd) (a) .................          4.500           10/15/34              9,414,520
   1,500 Hempstead Town, NY Indl Dev
            Agy Civic Fac Rev Adelphi Univ
            Civic Fac ...............................          5.000           10/01/30              1,544,280
   2,000 Islip, NY Res Recovery Agy
            Rev 1985 Fac Ser B (AMT)
            (AMBAC Insd) ............................          7.250           07/01/11              2,232,620
  17,500 Liberty, NY Dev Corp Rev
            Goldman Sachs Headquarters (a) ..........          5.250           10/01/35             18,609,850


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
   6,620 Long Island Pwr Auth NY Elec
            Sys Rev Gen Ser A (FGIC
            Insd) ...................................          5.000           12/01/25              6,929,948
   1,000 Long Island Pwr Auth NY Elec
            Sys Rev Gen Ser B .......................          5.000           12/01/35              1,032,740
   1,000 Madison Cnty, NY Indl Dev Agy
            Morrisville St College
            Fndtn Ser A (CIFG Insd) .................          5.000           06/01/28              1,040,860
   4,000 Metropolitan Trans Auth NY Rev
            Rfdg Ser A (AMBAC Insd) .................          5.500           11/15/19              4,290,120
   5,000 Metropolitan Trans Auth NY Rev
            Trans Ser A .............................          5.000           11/15/23              5,243,900
   5,000 Metropolitan Trans Auth NY Rev
            Trans Ser A (AMBAC Insd) ................          5.000           11/15/31              5,182,000
   3,300 Metropolitan Trans Auth NY Rev
            Trans Ser A (AMBAC Insd) ................          5.000           11/15/33              3,423,288
   4,000 Metropolitan Trans Auth NY Svc
            Contract Rfdg Ser A .....................          5.125           01/01/29              4,137,520
   1,500 Montgomery Cnty, NY Indl Dev
            Agy Lease Rev HFM Boces Ser
            A (XLCA Insd) ...........................          5.000           07/01/34              1,544,010
   1,125 Nassau Cnty, NY Impt Ser E
            (FSA Insd) (Prerefunded @ 03/01/10) .....          6.000           03/01/20              1,188,664
   3,000 Nassau Cnty, NY Tob Settlement
            Corp Ser A-3 ............................          5.000           06/01/35              2,920,230
   5,000 Nassau Cnty, NY Tob Settlement
            Corp Ser A-3 ............................          5.125           06/01/46              4,906,250
   2,330 New York City Hsg Dev Corp
            Multi-Family Hsg Rev Ser C
            (AMT) ...................................          4.800           05/01/37              2,247,238
   4,000 New York City Hsg Dev Corp
            Multi-Family Hsg Rev Ser J-1 ............          4.850           05/01/36              4,019,960
   2,500 New York City Hsg Dev Corp
            Multi-Family Hsg Rev Ser L
            (AMT) ...................................          5.050           11/01/39              2,478,175
   1,110 New York City Indl Dev Agy
            Brooklyn Navy Yard (AMT) ................          5.650           10/01/28              1,100,565
   1,355 New York City Indl Dev Agy Civic
            Fac Rev Nightingale Bamford
            Sch Rfdg (AMBAC Insd) (b) ...............          5.250           01/15/19              1,431,476


  10,000 New York City Indl Dev Agy
            Civic Fac Rev Polytechnic Univ
            Proj (ACA Insd) (a) .....................          5.250           11/01/37             10,203,325
   3,375 New York City Indl Dev Agy Rev
            Liberty Iac/Interactive Corp ............          5.000           09/01/35              3,426,638
   3,710 New York City Indl Dev Agy Spl Fac
            Rev Term One Group Assn Proj
            (AMT) (a) ...............................          5.500           01/01/19              3,968,698
   3,000 New York City Indl Dev Agy Spl Fac
            Rev Term One Group Assn Proj
            (AMT) (a) ...............................          5.500           01/01/20              3,209,190
   5,750 New York City Indl Dev Agy Spl Fac
            Rev Term One Group Assn Proj
            (AMT) (a) ...............................          5.500           01/01/21              6,150,948
   1,450 New York City Indl Dev Civic Fac
            Rev YMCA Gtr NY Proj ....................          5.800           08/01/16              1,486,815
   2,000 New York City Muni Wtr Fin Auth
            Wtr & Swr Sys Rev Ser B (FSA
            Insd) ...................................          5.000           06/15/29              2,042,780
   7,700 New York City Muni Wtr Fin Auth
            Wtr & Swr Sys Rev Ser B .................          5.000           06/15/36              7,936,467
   4,835 New York City Muni Wtr Fin Auth
            Wtr & Swr Sys Rev Ser C
            (MBIA Insd) .............................          5.000           06/15/28              5,034,202
   2,650 New York City Muni Wtr Fin Ser B ...........          6.000           06/15/33              2,823,787
   5,000 New York City Ser G ........................          5.000           08/01/24              5,216,250
   3,000 New York City Ser G ........................          5.000           12/01/24              3,124,020
   2,000 New York City Ser G ........................          5.000           12/01/25              2,080,640
   2,115 New York City Ser G ........................          5.000           12/01/26              2,194,355
   1,200 New York City Ser G ........................          5.250           08/01/16              1,262,160
   3,500 New York City Ser J ........................          5.000           03/01/24              3,637,480
   1,250 New York City Ser K ........................          5.625           08/01/13              1,303,900
   8,750 New York City Transitional
            Cultural Res Rev Amern
            Museum Nat History Rfdg
            Ser A (MBIA Insd) .......................          5.000           07/01/44              8,972,688
   2,230 New York City Transitional Fin Auth
            Rev Future Tax Secd Ser C
            (AMBAC Insd) ............................          5.250           08/01/21              2,353,653
   3,750 New York Cnty Tob Tr IV
            Settlement Pass Thru Ser A ..............          5.000           06/01/45              3,612,375


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
   1,000 New York St Dorm Auth Lease
            Rev Master Boces Pgm Ser A
            (FSA Insd) ..............................          5.250           08/15/17              1,047,470
   5,200 New York St Dorm Auth Rev
            Catholic Hlth L.I. Oblig Grp ............          5.000           07/01/27              5,213,364
   2,750 New York St Dorm Auth Rev
            Catholic Hlth L.I. Oblig Grp ............          5.100           07/01/34              2,755,445
   3,500 New York St Dorm Auth Rev City
            Univ Cons Third Ser 1 (FGIC
            Insd) ...................................          5.250           07/01/25              3,612,000
   3,125 New York St Dorm Auth Rev City
            Univ Sys Cons Ser A .....................          5.625           07/01/16              3,423,281
   2,500 New York St Dorm Auth Rev Cons
            City Univ Sys Second Gen Ser
            A .......................................          5.750           07/01/13              2,672,950
   1,670 New York St Dorm Auth Rev Dept
            Ed (b) ..................................          5.250           07/01/19              1,772,187
   2,500 New York St Dorm Auth Rev Dept
            Hlth Ser A (CIFG Insd) ..................          5.000           07/01/25              2,598,425
   2,355 New York St Dorm Auth Rev
            Grace Manor Hlthcare Fac
            (SONYMA Insd) ...........................          6.150           07/01/18              2,382,577
   3,800 New York St Dorm Auth Rev Hosp
            (MBIA Insd) .............................          5.000           08/01/33              3,911,872
   2,340 New York St Dorm Auth Rev Insd
            Brooklyn Law Sch Ser B (XLCA
            Insd) ...................................          5.375           07/01/23              2,493,995
   1,000 New York St Dorm Auth Rev Insd
            John T Mather Mem Hosp Rfdg
            (Connie Lee Insd) .......................          6.500           07/01/10              1,071,980
   1,720 New York St Dorm Auth Rev Insd
            John T Mather Mem Hosp Rfdg
            (Connie Lee Insd) (b) ...................          6.500           07/01/11              1,880,579
   1,000 New York St Dorm Auth Rev Insd
            NY Univ Ser 2 (AMBAC
            Insd) ...................................          5.000           07/01/41              1,016,840
     890 New York St Dorm Auth Rev
            Mental Hlth Fac Ser B (b) ...............          5.250           02/15/22                941,629
   3,500 New York St Dorm Auth Rev Mtg
            Montefiore Hosp (FGIC Insd) .............          5.000           08/01/29              3,618,230


   9,000 New York St Dorm Auth Rev Mtg
            Montefiore Hosp (FGIC Insd) .............          5.000           08/01/33              9,280,890
   2,000 New York St Dorm Auth Rev Non
            St Supported Debt Insd
            Providence Rest (ACA Insd) ..............          5.000           07/01/35              1,988,000
   2,525 New York St Dorm Auth Rev Non
            St Supported Debt Insd
            Providence Rest (ACA Insd) ..............          5.125           07/01/30              2,555,199
   4,000 New York St Dorm Auth Rev Non St
            Supported Debt L.I. Jewish Ser A (a) ....          5.000           11/01/26              4,046,980
   4,000 New York St Dorm Auth Rev Non St
            Supported Debt L.I. Jewish Ser A (a) ....          5.000           11/01/34              4,046,980
   3,500 New York St Dorm Auth Rev Non
            St Supported Debt NYU Hosp
            Ctr Ser A ...............................          5.000           07/01/20              3,521,140
   5,000 New York St Dorm Auth Rev Non
            St Supported Debt NYU Hosp
            Ctr Ser A ...............................          5.000           07/01/36              4,847,400
   4,995 New York St Dorm Auth Rev Non
            St Supported Debt Saint Lukes
            Roosevelt Hosp (FHA Gtd) ................          4.800           08/15/25              5,075,819
   1,500 New York St Dorm Auth Rev Sch
            Dist Fin Pgm Ser D (MBIA
            Insd) ...................................          5.500           10/01/17              1,613,565
   3,000 New York St Dorm Auth Rev Secd
            Hosp North Gen Hosp Rfdg ................          5.750           02/15/18              3,246,870
   1,455 New York St Dorm Auth Rev St
            Supported Debt Mental Hlth Svc
            Ser B (MBIA Insd) .......................          5.250           08/15/31              1,510,086
   1,000 New York St Dorm Auth Rev St
            Univ Ed Fac 1989 Res (MBIA
            Insd) (Prerefunded @ 05/15/10) ..........          6.000           05/15/15              1,069,520
   3,600 New York St Dorm Auth Rev St
            Univ Ed Fac Ser A (MBIA Insd) ...........          5.250           05/15/15              3,883,392
   5,010 New York St Dorm Auth Rev St
            Univ Ed Fac Ser B .......................          5.250           05/15/19              5,383,295
     300 New York St Environmental Fac
            Corp Pollutn Ctl Rev St Wtr
            Revolving Fd Ser A (POL
            CTL-SRF Insd) (c) .......................          5.750           06/15/12                326,685


     500 New York St Environmental Fac
            Corp Pollutn Ctl Rev St Wtr Ser
            02 (POL CTL-SRF Insd) (c) ...............          5.750           06/15/12                544,475
      95 New York St Environmental Fac
            Corp Pollutn Ctl Rev St Wtr Ser
            02 (POL CTL-SRF Insd) ...................          5.750           06/15/12                103,146
   7,500 New York St Environmental Fac
            Corp St Clean Wtr & Drinking
            NYC Muni Wtr Fin Auth Sub
            Ser B ...................................          5.000           06/15/26              7,846,875
   1,000 New York St Environmental Fac
            Corp St Clean Wtr & Drinking
            Revolving Fd Muni Wtr Proj Ser
            B .......................................          5.250           06/15/20              1,054,560
   1,640 New York St Environmental Fac
            Corp St Clean Wtr & Drinking
            Revolving Fd Pooled Fin Pgm
            Ser I ...................................          5.250           09/15/19              1,733,628
   1,565 New York St Environmental Fac
            Corp St Clean Wtr & Drinking
            Revolving Fd Ser B ......................          5.000           06/15/20              1,629,713
   3,695 New York St Environmental Fac
            Corp St Clean Wtr & Drinking
            Revolving Fd Ser B (b) ..................          5.000           06/15/21              3,841,987
   1,050 New York St Hsg Fin Agy Rev
            Newburgh Interfaith Hsg Ser
            A (b) ...................................          7.050           11/01/12              1,058,862
   7,000 New York St Loc Govt Assistance
            Corp Rfdg Ser E .........................          6.000           04/01/14              7,700,350
     915 New York St Mtg Agy Rev
            Homeowner Mtg Ser 71 (AMT) ..............          5.400           04/01/29                932,660
   7,280 New York St Mtg Agy Rev
            Homeowner Mtg Ser 79 (AMT) ..............          5.300           04/01/29              7,452,973
   1,980 New York St Mtg Agy Rev
            Homeowner Mtg Ser 101 (AMT) .............          5.400           04/01/32              2,012,294
   2,235 New York St Mtg Agy Rev
            Homeowner Mtg Ser 130 (AMT) .............          4.800           10/01/37              2,155,143
   5,000 New York St Mtg Agy Rev
            Homeowner Mtg Ser 143 (AMT) .............          4.850           10/01/27              4,950,800


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
   1,625 New York St Urban Dev Corp Rev
            Correctional Fac Rfdg ...................          5.500           01/01/13              1,716,504
   4,650 New York St Urban Dev Corp Rev
            Correctional Fac Rfdg Ser A .............          5.500           01/01/14              4,967,642
   3,570 Niagara Falls, NY Frontier Auth
            Trans Arpt Rev Buffalo Niagara
            Intl Arpt Ser A (AMT) (MBIA Insd) .......          5.625           04/01/29              3,687,346
   1,060 Niagara Falls, NY Wtr Treatment
            Plant (AMT) (MBIA Insd) .................          7.250           11/01/10              1,167,155
   5,000 Port Auth NY & NJ Cons Ser 132 .............          5.000           09/01/26              5,172,800
  35,000 Port Auth NY & NJ Cons Ser 144 (a) .........          5.000           10/01/35             36,234,100
   2,500 Port Auth NY & NJ Spl Oblig Rev
            Spl Proj JFK Intl Arpt Term 6
            (AMT) (MBIA Insd) .......................          5.750           12/01/25              2,513,625
   8,105 Rensselaer, NY City Sch Dist Ctf
            Partn (XLCA Insd) .......................          5.000           06/01/26              8,478,397
   1,000 Rockland Cnty, NY Solid Waste
            Mgmt Auth Ser B
            (AMT) (AMBAC Insd) ......................          5.125           12/15/28              1,034,740
   1,250 Sodus, NY Ctr Sch Dist Rfdg
            (FGIC Insd) (b) .........................          5.125           06/15/17              1,311,913
   2,250 Suffolk Cnty, NY Indl Dev Agy Civic
            Fac Rev Eastrn Long Island
            Hosp Assn (Acquired 06/22/07,
            Cost $2,208,668) (d) ....................          5.375           01/01/27              2,199,015
   1,000 Tobacco Settlement Fin Corp NY
            Ser B ...................................          5.500           06/01/22              1,063,650
   5,000 Triborough Brdg & Tunl Auth NY
            Rev Gen Purp Ser A ......................          5.000           11/15/31              5,201,250
   1,815 Triborough Brdg & Tunl Auth NY
            Rev Gen Purp Ser A ......................          5.000           01/01/32              1,852,734
   6,945 Triborough Brdg & Tunl Auth NY
            Rev Gen Purp Ser A ......................          5.250           01/01/18              7,280,166
   1,600 Triborough Brdg & Tunl Auth NY
            Rev Gen Purp Ser B ......................          5.125           11/15/29              1,666,352
   2,000 Triborough Brdg & Tunl Auth NY
            Rev Rfdg Ser E (MBIA Insd) ..............          5.000           11/15/32              2,065,960
  12,500 Tsasc, Inc NY Ser 1 ........................          5.000           06/01/34             12,194,375
  10,000 Tsasc, Inc NY Ser 1 ........................          5.125           06/01/42              9,855,400
   1,360 Warren & Washington Cnty, NY
            Indl Dev Agy Civic Fac Rev
            Glens Falls Hosp Proj Ser A
            (FSA Insd) ..............................          5.000           12/01/35              1,395,904


   7,000 Westchester Tob Asset Sec Corp
            NY ......................................          5.125           06/01/45              6,895,910
   4,500 Yonkers, NY Indl Dev Agy Civic
            Fac Rev Cmnty Dev Ppty
            Yonkers Inc Ser A (Prerefunded
            @ 02/01/11) (e) .........................          6.625           02/01/26              4,926,105
                                                                                                 -------------
                                                                                                   437,630,104
                                                                                                 -------------
         PUERTO RICO 8.4%
   8,000 Puerto Rico Comwlth Hwy & Trans
            Auth Hwy Rev Rfdg Ser Y (FSA
            Insd) ...................................          6.250           07/01/21              9,691,120
   1,805 Puerto Rico Elec Pwr Auth Pwr
            Rev Ser TT (a) ..........................          5.000           07/01/32              1,854,394
   4,075 Puerto Rico Elec Pwr Auth Pwr
            Rev Ser TT (a) ..........................          5.000           07/01/37              4,186,512
   5,000 Puerto Rico Pub Bldg Auth Rev
            Govt Fac Ser I (Comwlth Gtd) ............          5.250           07/01/33              5,219,050
                                                                                                 -------------
                                                                                                    20,951,076
                                                                                                 -------------
         U.S. VIRGIN ISLANDS  3.4%
   1,000 Virgin Islands Pub Fin Auth
            Refinery Sr Sec Hovensa
            Refinery Fac Rev (AMT) ..................          4.700           07/01/22                968,580
   3,000 Virgin Islands Pub Fin Auth Rev
            Gross Rcpt Taxes Ln Nt Ser A
            (ACA Insd) (Prerefunded @
            10/01/10) ...............................          6.125           10/01/29              3,235,980
   1,500 Virgin Islands Pub Fin Auth Rev
            Gross Rcpt Taxes Ln Nt Ser A ............          6.375           10/01/19              1,612,305
   2,500 Virgin Islands Wtr & Pwr Auth Elec
            Sys Rev Ser A ...........................          5.000           07/01/31              2,501,825
                                                                                                 -------------
                                                                                                     8,318,690
                                                                                                 -------------
TOTAL LONG-TERM INVESTMENTS  188.4%
  (Cost $454,480,770) .................................................................            466,899,870

SHORT-TERM INVESTMENT  0.6%
  (Cost $1,445,000) ...................................................................              1,445,000
                                                                                                 -------------

TOTAL INVESTMENTS  189.0%
  (Cost $455,925,770) .................................................................            468,344,870



LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (31.8%)
  (Cost ($78,735,000))

  (78,735) Notes with interest rates ranging from 3.64%
           to 3.71% at July 31, 2007 and
           contractual maturities of collateral
           ranging from 2019 to 2037 (f) ..............................................            (78,735,000)

TOTAL NET INVESTMENTS  157.2%
  (Cost $377,190,770) .................................................................            389,609,870

OTHER ASSETS IN EXCESS OF LIABILITIES  1.4% ...........................................              3,477,546

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.6%) ...........................           (145,289,528)
                                                                                                 -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0% ........................................          $ 247,797,888
                                                                                                 =============



Percentages are calculated as a percentage of net assets applicable to common shares.

(a)  Underlying security related to Inverse Floaters entered into by the Trust.
(b)  The Trust owns 100% of the outstanding bond issuance.
(c)  Escrowed to Maturity
(d)  Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.9% of net assets applicable to common shares.
(e)  All or a portion of this security has been physically segregated in connection with open futures contracts.
(f)  Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2007.


ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Comwlth - Commonwealth of Puerto Rico
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.
POL CTL-SRF - State Water Pollution Control Revolving Trust
SONYMA - State of New York Mortgage Agency
XLCA - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2007:
                                                                                                   UNREALIZED
                                                                                                  APPRECIATION/
                                                                               CONTRACTS          DEPRECIATION
  SHORT CONTRACT:
  U.S. Treasury Bond Futures, September 2007 (Current
     Notional Value of $110,063 per contract)                                       633          $    (918,866)
                                                                                 ======          =============

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade New York Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

By: /s/ Stuart N. Schuldt
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Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 20, 2007